TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 15:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Measurement of taxable income in U.S. dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"):

The Company's production facilities in Israel have been granted the status of an "Approved Enterprise" in accordance with the Investment Law under four separate investment programs. According to the provisions of the Investment Law, the Company has been granted the "Alternative Benefit Plan", under which the main benefits are tax exemptions and reduced tax rates.

Therefore, the Company's income derived from the "Approved Enterprise" will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has been no longer eligible for benefits since 2007.

As of December 31, 2015, retained earnings included approximately $540 in tax-exempt income earned by the Company's "Approved Enterprise". The Company's Board of Directors has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprise". Tax-exempt income attributable to the "Approved Enterprise" cannot be distributed to shareholders without subjecting the Company to taxes except upon complete liquidation of the Company. If such retained tax-exempt income is distributed in a manner other than upon the complete liquidation of the Company, it would be taxed at the corporate tax rate between 10%-25%, applicable to such profits as if the Company had not elected the alternative tax benefits and an income tax liability would be incurred by the Company up to a maximum amount of $180.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the Investment Law, regulations published thereunder and the certificate of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest. As of December 31, 2015, management believes that the Company is in compliance with all of the aforementioned conditions.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular tax rate prevailing at that time.

On April 1, 2005, an amendment to the Investment Law came into effect (the "2005 Amendment") that significantly changed the provisions of the Investment Law. The 2005 Amendment limits the scope of enterprises that may be approved by the Investment Center by setting criteria for the approval of a facility as a "Beneficiary Enterprise" including a provision generally requiring that at least 25% of the Beneficiary Enterprise's income will be derived from export. Additionally, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the Investment Law as they were on the date of such approval. Therefore, the Company's existing "Approved Enterprises" are generally not subject to the provisions of the 2005 Amendment. As a result of the 2005 Amendment, tax-exempt income generated under the provisions of the Investment Law, as amended, will subject the Company to taxes upon distribution or liquidation and the Company may be required to record a deferred tax liability with respect to such tax-exempt income.

As of December 31, 2015, there was no taxable income attributable to the Beneficiary Enterprise.

In December 2010, another amendment to the Investment Law came into effect ("the 2010 Amendment"). The 2010 Amendment became effective as of January 1, 2011. According to the 2010 Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire income subject to this amendment (the "Preferred Income"). The Company may elect to adopt the 2010 Amendment. Once an election is made, the Company's income will be subject to the amended tax rate which ranges from 9% to  16% from 2014 and thereafter.

The Company does not currently intend to adopt the 2010 Amendment, and intends to continue to comply with the Investment Law as in effect prior to enactment of the 2010 Amendment.

3.	Net operating loss carry-forward:

As of December 31, 2015, the Company has cumulative losses for tax purposes in the amount of approximately $13,600, which can be carried forward and offset against taxable income in the future for an indefinite period. As of December 31, 2015, the Company recorded a net deferred tax asset of $1,141 in respect of such carry-forward tax losses, since it believes it is more-likely-than-not it will utilize carry-forward tax losses.

As of December 31, 2015, the Company's Israeli subsidiaries have estimated total available carry-forward tax losses of approximately $66,200. The net operating losses may be claimed and offset against taxable income in the future for an indefinite period.

4.	Tax benefits under the law for the Encouragement of Industry (taxes), 1969 (the "Encouragement Law"):

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, is entitled to tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

5.	Tax rates:

The Israeli corporate tax rate was 26.5% in 2015 and 2014, and 25% in 2013.

On January 4, 2016, the Israeli Parliament (the Knesset) approved an amendment to the Israeli Income Tax Ordinance, lowering the Israeli corporate tax rate from 26.5% to 25% in 2016 and thereafter.

The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also Note 15.a2).

b.	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2013	2014	2015

Domestic	$475	$1,087	$1,007
Foreign	2,360	2,218	2,141

	$2,835	$3,305	$3,148

c.	Taxes on income are comprised as follows:

	Year Ended December 31,
	2013	2014	2015

Current taxes	$542	$451	$806
Deferred taxes	(1,946)	2,940	1,976

	$(1,404)	$3,391	$2,782

Domestic	$(634)	$2,122	$1,458
Foreign	(770)	1,269	1,324

	$(1,404)	$3,391	$2,782

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2014	2015
Deferred tax assets:
Net operating loss carry-forward	$48,392	$47,646
Reserves and allowances	9,780	9,682

Net deferred tax assets before valuation allowance	58,172	57,328
Less - Valuation allowance	(53,980)	(55,112)

Deferred tax asset	$4,192	$2,216

Deferred tax liability	$-	$(557)

Deferred tax asset
Domestic:	2,232	1,141
Foreign:	1,960	1,075
	$4,192	$2,216

Deferred tax liability
Foreign:	$-	$(557)

The Company's U.S. subsidiary has estimated total available carry-forward tax losses of approximately $75,000 to offset against future U.S federal taxable income and $11,000 to offset against state taxable income in the U.S. These carry-forward tax losses expire between 2020 and 2034. As of December 31, 2015, the Company's U.S subsidiary recorded a deferred tax asset of $1,075 relating to the available net carry forward tax losses.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

e.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2013	2014	2015

Income before taxes, as reported in the consolidated statements of operations	$2,835	$3,305	$3,148

Statutory tax rate	25%	26.5%	26.5%

Theoretical tax expense on the above amount at the Israeli statutory tax rate	$709	$876	$834
Income tax at rate other than the Israeli statutory tax rate	310	353	361
Tax advances, withholding tax and non-deductible expenses, including stock-based compensation expenses	518	897	1,338
Losses for which a valuation allowance was provided (utilized)	(2,929)	1,101	209
Tax adjustment in respect of different tax rates	(148)	-	-
State and Federal taxes	163	136	137
Foreign exchange	(20)	17	-
Impairment of tax advances	64	-	-
Other	(71)	11	(97)

Actual tax expense (benefit)	$(1,404)	$3,391	$2,782

f.	Unrecognized tax benefits:

The Company's unrecognized tax benefits as of December 31, 2014 and 2015 are $158 and $158, respectively.

The Company recognized interest and penalties related to unrecognized tax benefits in tax expenses in the amount of $8, $8 and $7 for the years ended December 31, 2013, 2014 and 2015, respectively. The liability for unrecognized tax benefits does not include the liability recorded for accrued interest and penalties of $212 and $219 at December 31, 2014 and 2015, respectively.

The Company has received final tax assessment through the tax year 2010.